Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 1,067,957	¥ 943,090
Loans and others	38,613	34,943
Investment in Affiliates	¥ 1,106,570	¥ 978,033